John Hancock Funds II

Supplement dated July 1, 2015 to the current prospectus

Alpha Opportunities Fund (the fund)

The table under the heading “Fees and expenses” for the fund has been amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class NAV
Management fee[1]	0.95
Other expenses[2]	0.03
Total annual fund operating expenses	0.98

1 "Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2015.

2 “Other expenses” have been restated from fiscal year amounts to reflect current fees and expenses.

The table under “Expense example” for the fund has been amended and restated as follows:

Expenses ($)	Class NAV
1 year	100
3 years	312
5 years	542
10 years	1,201

Effective July 1, 2015, the advisory fee schedule in “Appendix A – Schedule of Management Fees” is amended and restated for the fund as follows:

Fund	APR	Advisory Fee Breakpoint
Alpha Opportunities Fund	0.975%	-first $1 billion
	0.950%	-next $1 billion
	0.900%	-excess over $2 billion (Aggregate Net Assets include the net assets of the fund and the Alpha Opportunities Trust, a series of JHVIT.)

You should read this Supplement in conjunction with the current prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated July 1, 2015 to the current Class NAV prospectus

Mid Value Fund (the fund)

Effective July 1, 2015, the Annual fund operating expenses table and the Expense example table for the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class NAV
Management fee[1]	0.95
Other expenses	0.04
Acquired fund fees and expenses[2]	0.01
Total annual fund operating expenses[3]	1.00

1 "Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2015.
2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
3 The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average net assets shown in the
“Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses."

Expenses ($)	Class NAV
1 year	102
3 years	318
5 years	552
10 years	1,225

Effective July 1, 2015, the advisory fee schedule in “Appendix A - Schedule of Management Fees” is amended and restated for the fund as follows:

Fund	APR	Advisory Fee Breakpoint
Mid Value Fund	1.050%	— first $20 million;
	1.000%	— next $30 million;
	0.950%	— excess over $50 million*
(Aggregate Net Assets include the net assets of the fund and Mid Value Trust, a series of JHVIT.)

* When Aggregate Net Assets exceed $50 million, the advisory fee is 0.950% on all net assets of the fund.

You should read this Supplement in conjunction with the current Class NAV prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated July 1, 2015 to the current Class 1 prospectus

Mid Value Fund (the fund)

Effective July 1, 2015, the Annual fund operating expenses table and the Expense example table for the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee[1]	0.95
Distribution and service (Rule 12b-1) fees	0.05
Other expenses[2]	0.04
Acquired fund fees and expenses[3]	0.01
Total annual fund operating expenses[4]	1.05

1 "Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2015.
2 “Other expenses” have been estimated for the first year of operations of the fund’s Class 1 shares.

3 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
4 The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average net assets shown in the
“Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses."

Expenses ($)	Class 1
1 year	107
3 years	334
5 years	579
10 years	1,283

Effective July 1, 2015, the advisory fee schedule in “Appendix A - Schedule of Management Fees” is amended and restated for the fund as follows:

Fund	APR	Advisory Fee Breakpoint
Mid Value Fund	1.050%	— first $20 million;
	1.000%	— next $30 million;
	0.950%	— excess over $50 million*
(Aggregate Net Assets include the net assets of the fund and Mid Value Trust, a series of JHVIT.)

* When Aggregate Net Assets exceed $50 million, the advisory fee is 0.950% on all net assets of the fund.

You should read this Supplement in conjunction with the current Class 1 prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated July 1, 2015 to the current Class A, Class C and Class I prospectuses

U.S. Equity Fund

Effective July 1, 2015, the advisory fee schedule for the fund is amended and restated as follows:

Average daily net assets ($)	Annual rate (%)
First 500 million	0.780%
Next 500 million	0.760%
Next 1 billion	0.740%
Excess over 2 billion	0.720%

You should read this Supplement in conjunction with the current prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated July 1, 2015 to the current Class NAV and Class 1 prospectuses

U.S. Equity Fund

Effective July 1, 2015, the advisory fee schedule for the fund is amended and restated as follows:

Fund Name	APR	Advisory Fee Breakpoint
U.S. Equity Fund	0.780%	-first 500 million
	0.760%	-next 500 million
	0.740%	-next 1 billion
	0.720%	-excess over 2 billion (Aggregate Net Assets include the net assets of the fund and the U.S. Equity Trust, a series of JHVIT.)

You should read this Supplement in conjunction with the current prospectus and retain it for future reference.